Note 3 - Acquisitions - Preliminary Purchase Price Allocation for Businesses Acquired (Details) - USD ($) $ in Thousands											12 Months Ended
	Aug. 14, 2017	Jun. 01, 2017	May 18, 2017	Dec. 23, 2016	Nov. 11, 2016	Oct. 12, 2016	Apr. 29, 2016	Nov. 25, 2015	Jul. 22, 2015	Jul. 20, 2015	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Cash, net of cash acquired											$ 111,867	$ 71,348	$ 120,853
GOODWILL (Note 10)											350,148	263,113	217,486
ShipRush [Member]
Cash, net of cash acquired			$ 14,200								14,198
Common shares issued
Contingent consideration											1,233
Net working capital adjustments (receivable) / payable											88
Purchase price consideration											15,519
Current assets, excluding cash acquired											461
Current liabilities											(266)
Deferred revenue											(609)
Net tangible (liabilities) assets assumed											(414)
GOODWILL (Note 10)											8,603
ShipRush [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired											2,400
ShipRush [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired											4,710
ShipRush [Member] | Trade Names [Member]
Finite-lived intangible assets acquired											120
ShipRush [Member] | In Process Research and Development [Member]
Finite-lived intangible assets acquired
ShipRush [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired											100
PCSTrac, Inc. [Member]
Cash, net of cash acquired		$ 11,500									11,492
Common shares issued
Contingent consideration
Net working capital adjustments (receivable) / payable											40
Purchase price consideration											11,532
Current assets, excluding cash acquired											467
Current liabilities											(10)
Deferred revenue
Net tangible (liabilities) assets assumed											457
GOODWILL (Note 10)											5,815
PCSTrac, Inc. [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired											1,850
PCSTrac, Inc. [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired											3,270
PCSTrac, Inc. [Member] | Trade Names [Member]
Finite-lived intangible assets acquired											60
PCSTrac, Inc. [Member] | In Process Research and Development [Member]
Finite-lived intangible assets acquired
PCSTrac, Inc. [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired											80
MacroPoint LLC [Member]
Cash, net of cash acquired											86,177
Common shares issued	$ 20,000										20,000
Contingent consideration	80,000
Net working capital adjustments (receivable) / payable											163
Purchase price consideration	$ 106,200										106,340
Current assets, excluding cash acquired											2,127
Current liabilities											(1,693)
Deferred revenue											(5,787)
Net tangible (liabilities) assets assumed											(5,353)
GOODWILL (Note 10)											65,213
MacroPoint LLC [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired											26,030
MacroPoint LLC [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired											17,170
MacroPoint LLC [Member] | Trade Names [Member]
Finite-lived intangible assets acquired											570
MacroPoint LLC [Member] | In Process Research and Development [Member]
Finite-lived intangible assets acquired											290
MacroPoint LLC [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired											2,420
The 2018 Acquisitions [Member]
Cash, net of cash acquired											111,867
Common shares issued											20,000
Contingent consideration											1,233
Net working capital adjustments (receivable) / payable											291
Purchase price consideration											133,391
Current assets, excluding cash acquired											3,055
Current liabilities											(1,969)
Deferred revenue											(6,396)
Net tangible (liabilities) assets assumed											(5,310)
GOODWILL (Note 10)											79,631
The 2018 Acquisitions [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired											30,280
The 2018 Acquisitions [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired											25,150
The 2018 Acquisitions [Member] | Trade Names [Member]
Finite-lived intangible assets acquired											750
The 2018 Acquisitions [Member] | In Process Research and Development [Member]
Finite-lived intangible assets acquired											290
The 2018 Acquisitions [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired											$ 2,600
Pixie Software GmbH [Member]
Cash, net of cash acquired							$ 10,600					10,648
Net working capital adjustments (receivable) / payable												(26)
Purchase price consideration												10,622
Current assets, excluding cash acquired												500
Current liabilities												(523)
Deferred revenue												(78)
GOODWILL (Note 10)												6,705
Property and equipment												46
Deferred income tax asset
Deferred income tax liability												(1,870)
Income tax liability
Net tangible liabilities assumed												(1,925)
Net tangible assets (liabilities) assumed												1,925
Pixie Software GmbH [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired												1,375
Pixie Software GmbH [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired												4,467
Pixie Software GmbH [Member] | Trade Names [Member]
Finite-lived intangible assets acquired
Pixie Software GmbH [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired
Appterra LLC [Member]
Cash, net of cash acquired						$ 5,700						5,703
Contingent consideration												700
Net working capital adjustments (receivable) / payable												(118)
Purchase price consideration												6,285
Current assets, excluding cash acquired												391
Current liabilities												(328)
Deferred revenue												(633)
GOODWILL (Note 10)												3,766
Property and equipment												21
Deferred income tax asset												18
Deferred income tax liability
Income tax liability
Net tangible liabilities assumed												(531)
Net tangible assets (liabilities) assumed												531
Appterra LLC [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired												1,840
Appterra LLC [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired												1,160
Appterra LLC [Member] | Trade Names [Member]
Finite-lived intangible assets acquired
Appterra LLC [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired												50
4Solututions Information Technology [Member]
Cash, net of cash acquired					$ 2,500							2,456
Net working capital adjustments (receivable) / payable												4
Purchase price consideration												2,460
Current assets, excluding cash acquired												257
Current liabilities												(182)
Deferred revenue												(164)
GOODWILL (Note 10)												1,351
Property and equipment												33
Deferred income tax asset
Deferred income tax liability												(443)
Income tax liability
Net tangible liabilities assumed												(499)
Net tangible assets (liabilities) assumed												499
4Solututions Information Technology [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired												910
4Solututions Information Technology [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired												607
4Solututions Information Technology [Member] | Trade Names [Member]
Finite-lived intangible assets acquired												91
4Solututions Information Technology [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired
Datamyne Inc [Member]
Cash, net of cash acquired				$ 52,500								52,541
Net working capital adjustments (receivable) / payable												(567)
Purchase price consideration												51,974
Current assets, excluding cash acquired												1,837
Current liabilities												(1,263)
Deferred revenue												(2,979)
GOODWILL (Note 10)												34,680
Property and equipment												87
Deferred income tax asset												3,281
Deferred income tax liability												(10,955)
Income tax liability												(694)
Net tangible liabilities assumed												(10,686)
Net tangible assets (liabilities) assumed												10,686
Datamyne Inc [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired												13,300
Datamyne Inc [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired												12,500
Datamyne Inc [Member] | Trade Names [Member]
Finite-lived intangible assets acquired												1,790
Datamyne Inc [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired												390
2017 Acuisitions [Member]
Cash, net of cash acquired												71,348
Contingent consideration												700
Net working capital adjustments (receivable) / payable												(707)
Purchase price consideration												71,341
Current assets, excluding cash acquired												2,985
Current liabilities												(2,296)
Deferred revenue												(3,854)
GOODWILL (Note 10)												46,502
Property and equipment												187
Deferred income tax asset												3,299
Deferred income tax liability												(13,268)
Income tax liability												(694)
Net tangible liabilities assumed												(13,641)
Net tangible assets (liabilities) assumed												13,641
2017 Acuisitions [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired												17,425
2017 Acuisitions [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired												18,734
2017 Acuisitions [Member] | Trade Names [Member]
Finite-lived intangible assets acquired												1,881
2017 Acuisitions [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired												$ 440
MK Data [Member]
Cash, net of cash acquired													80,151
Net working capital adjustments (receivable) / payable													(84)
Purchase price consideration										$ 80,200			80,067
Current assets, excluding cash acquired													2,083
Current liabilities													(204)
Deferred revenue													(2,610)
GOODWILL (Note 10)													51,108
Property and equipment
Net tangible liabilities assumed													731
Net tangible assets (liabilities) assumed													(731)
MK Data [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired													7,500
MK Data [Member] | Developed Technology Rights [Member]
Finite-lived intangible assets acquired													22,000
MK Data [Member] | Trade Names [Member]
Finite-lived intangible assets acquired													190
BearWare [Member]
Cash, net of cash acquired													11,243
Net working capital adjustments (receivable) / payable													(19)
Purchase price consideration									$ 11,200				11,224
Current assets, excluding cash acquired													759
Current liabilities													(112)
Deferred revenue													(451)
GOODWILL (Note 10)													4,958
Property and equipment
Net tangible liabilities assumed													(196)
Net tangible assets (liabilities) assumed													196
BearWare [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired													2,600
BearWare [Member] | Developed Technology Rights [Member]
Finite-lived intangible assets acquired													3,400
BearWare [Member] | Trade Names [Member]
Finite-lived intangible assets acquired													70
BearWare [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired
Oz [Member]
Cash, net of cash acquired													29,459
Net working capital adjustments (receivable) / payable													(24)
Purchase price consideration								$ 29,500					29,435
Current assets, excluding cash acquired													466
Current liabilities													(293)
Deferred revenue													(1,634)
GOODWILL (Note 10)													17,637
Property and equipment													29
Net tangible liabilities assumed													1,432
Net tangible assets (liabilities) assumed													(1,432)
Oz [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired													5,400
Oz [Member] | Developed Technology Rights [Member]
Finite-lived intangible assets acquired													7,500
Oz [Member] | Trade Names [Member]
Finite-lived intangible assets acquired													90
Oz [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired													240
The2016 Acquisitions [Member]
Cash, net of cash acquired													120,853
Net working capital adjustments (receivable) / payable													(127)
Purchase price consideration													120,726
Current assets, excluding cash acquired													3,308
Current liabilities													(609)
Deferred revenue													(4,695)
GOODWILL (Note 10)													73,703
Property and equipment													29
Net tangible liabilities assumed													1,967
Net tangible assets (liabilities) assumed													(1,967)
The2016 Acquisitions [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired													15,500
The2016 Acquisitions [Member] | Developed Technology Rights [Member]
Finite-lived intangible assets acquired													32,900
The2016 Acquisitions [Member] | Trade Names [Member]
Finite-lived intangible assets acquired													350
The2016 Acquisitions [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired													$ 240